Debt (Tables)	12 Months Ended
Sep. 30, 2020
Debt Instrument [Line Items]
Summary of Long-term Debt
Debt consisted of the following (in thousands):

	As of September 30,
	2020	2019
Term Loan Agreement due May 5, 2024 — LIBOR + 3.75% (4.75% and 5.93% at September 30, 2020 and 2019, respectively), (includes a discount of $507 and $1,105 at September 30, 2020 and 2019, respectively)	$467,147	$808,507
Revolving Credit Facility through March 9, 2022 — LIBOR + 2.00%	—	—
2021 Senior Notes due October 1, 2021 — Fixed at 8%	—	315,000

Total	467,147	1,123,507
Less unamortized deferred financing fees	(4,165)	(11,890)
Less current portion	—	(8,304)

Long-term debt — less current portion and unamortized financing fees	$462,982	$1,103,313

Summary of Interest Expense
Interest expense consisted of the following (in thousands):

	Years Ended September 30,
	2020	2019	2018
Interest expense
Term Loan Agreement	$41,261	$52,504	$38,285
2021 Senior Notes	17,150	25,200	25,200
2025 Senior Notes	3,879	—	—
Revolving Credit Facility	1,654	904	682
Other	1,530	1,506	1,709
Amortization
Debt issue costs
Term Loan Agreement	4,910	1,980	1,397
2021 Senior Notes	880	1,407	1,407
2025 Senior Notes	180	—	—
Revolving Credit Facility	426	358	358
Original issue discounts	597	241	178
Less capitalized interest	(1,288)	(895)	(474)

Interest expense	$71,179	$83,205	$68,742

2021 Senior Notes [Member]
Debt Instrument [Line Items]
Summary of Debt Instrument Redemption	The 2021 Senior Notes were redeemable in whole or in part, at any time after October 1, 2016 at the following redemption prices, if redeemed during the
12-month
period beginning on October 1 of the years indicated below:

2016	106.0%
2017	104.0%
2018	102.0%
2019 and thereafter	100.0%

2025 Senior Notes [Member]
Debt Instrument [Line Items]
Summary of Debt Instrument Redemption	The 2025 Senior Notes were redeemable in whole or in part, at any time after May 15, 2022 at the following redemption prices, plus accrued and unpaid interest, if redeemed during the
12-month
period beginning on May 15 of the years indicated below:

2022	104.750%
2023	102.375%
2024 and thereafter	100.000%